LEASES (Schedule of Components of operating lease costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Operating lease cost	$ 1,142	$ 1,188	$ 1,340
Total net lease costs	$ 1,142	$ 1,188	$ 1,340